Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash From (used In): Operating Activities
Net Income (loss)	$ (3,123,799)	$ (6,028,228)	$ 3,794,709
Items Not Affecting Cash:
Stock Based Compensation Expense (note 18)	287,900	168,416	43,809
Amortization	1,776,484	1,780,806	1,781,181
Accretion Expense (recovery) (note 14)	(404)	2,069	2,068
Non-cash Lease Costs	(11,736)	(11,736)	(11,736)
Change In Carry Amount Of Right Of Use Assets & Lease Liabilities	24,508	21,470	(2,095)
Unrealized Foreign Exchange (gain) Loss	157	35,143	64,226
Change In Non-cash Working Capital Balances (note 21)	13,717	625,768	(1,464,695)
Aro Liabilities Settled (note 14)	0	(809)	(7,366)
Total Non-cash Items	2,090,626	2,621,127	405,392
Net Cash From (used In) Operating Activities	(1,033,173)	(3,407,101)	4,200,101
Financing Activities
Proceeds From The Employee Share Purchase Plan	69,259	7,592	0
Proceeds From Long-term Debt (note 12)	1,000,000	0	0
Shares Purchased And Retired (note 16)	0	0	(1,343,184)
Share Issuance Costs (note 16)	(42,697)	0	0
Repayment Of Financial Liability And Lease Obligation (note 13 And 15)	(151,134)	(181,208)	(159,906)
Net Cash From (used In) Financing Activities	875,428	(173,616)	(1,503,090)
Investing Activities
Acquisition Of Intellectual Property (note 9)	(65,310)	0	0
Purchase Of Property And Equipment, Net	0	0	(216,691)
Proceeds From (used In) Short-term Investments	(208,739)	3,436,691	75,939
Net Cash From (used In) Investing Activities	(274,049)	3,436,691	(140,752)
Effect Of Foreign Exchange Rate Changes On Cash And Cash Equivalents	(497)	(24,073)	(37,546)
Net Increase (decrease) In Cash And Cash Equivalents	(432,291)	(168,099)	2,518,713
Cash And Cash Equivalents, Beginning Of The Year	2,690,146	2,858,245	339,532
Cash And Cash Equivalents, End Of The Year	2,257,855	2,690,146	2,858,245
Supplemental Information
Cash Interest Paid (received)	14,284	(21,422)	(16,724)
Cash Taxes Paid	$ 0	$ 0	$ 0